Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
At December 31, 2021, the Company’s reportable segments include (i) mortgage-related assets and (ii) Lima One. The Corporate column in the table below primarily consists of corporate cash and related interest income, investments in loan originators and related economics, general and administrative expenses not directly attributable to Lima One, interest expense on unsecured convertible senior notes (Note 6), securitization issuance costs, and preferred stock dividends. This new alignment replaces the Company’s historical reporting of a single reportable segment.

The following tables summarize segment financial information, which in total reconciles to the same data for the Company as a whole. The Company is not presenting comparable segment statements of operations for the years ended December 31, 2020 and 2019 because the Company did not consolidate Lima One during those periods.

(Dollars in Thousands)	Mortgage-Related Assets	Lima One	Corporate	Total
For the Year Ended December 31, 2021
Interest Income	$347,863	$14,249	$190	$362,302
Interest Expense	99,905	4,691	15,789	120,385
Net Interest Income	$247,958	$9,558	$(15,599)	$241,917
Provision for Credit Losses on Residential Whole Loans	$44,981	$(118)	$—	$44,863
Provision for Credit Losses on Other Assets	—	—	—	—
Net Interest Income after Provision for Credit Losses	$292,939	$9,440	$(15,599)	$286,780

Net mark-to-market and other net loss on residential whole loans measured at fair value	$(2,047)	$18,783	$—	$16,736
Net gain on derivatives used for risk management purposes	1,457	(31)	—	1,426
Net mark-to-market on securitized debt at fair value	14,594	433	—	15,027
Net gain on real estate owned	22,760	78	—	22,838
Gain on investment in Lima One common equity	—	—	38,933	38,933
Impairment and other gains and losses on securities available-for-sale and other assets	—	—	33,956	33,956
Lima One - origination, servicing and other fee income	—	22,600	—	22,600
Other (loss)/income, net	1,694	307	11,586	13,587
Total Other Loss, net	$38,458	$42,170	$84,475	$165,103

General and administrative expenses (including compensation)	$—	$24,140	$61,406	$85,546
Loan servicing, financing, and other related costs	25,250	436	5,181	30,867
Amortization of intangible assets	—	6,600	—	6,600
Net Loss	$306,147	$20,434	$2,289	$328,870

Less Preferred Stock Dividend Requirement	$—	$—	$32,875	$32,875
Net Loss Available to Common Stock and Participating Securities	$306,147	$20,434	$(30,586)	$295,995

(Dollars in Thousands)	Mortgage-Related Assets	Lima One	Corporate	Total
December 31, 2021
Total Assets	$7,567,084	$1,200,737	$371,867	$9,139,688

Lima One Segment

On July 1, 2021, the Company completed the acquisition of Lima One Holdings, LLC, the parent company of Lima One Capital, LLC (collectively, “Lima One”), a leading originator and servicer of business purpose loans (Note 15).

The Lima One segment includes the stand-alone mortgage origination and servicing business of Lima One, including related goodwill, intangible assets, and direct expenses, plus Lima One-related residential whole loans and REO (defined as both those owned by Lima One on the acquisition date and those originated by Lima One since the acquisition date) and the economics related thereto (including any related taxes and the economics of associated financing and hedging instruments), all as recorded under GAAP. Associated financing economics are equal to the results of direct financings of Lima One-related residential whole loans and REO plus allocations of the results of financings which include Lima One related residential whole loans and REO as part of their collateral, based on the relative carrying values of the financed assets. Associated hedging economics are equal to allocations of the Company’s overall hedging results based on the relative estimated duration of each asset class hedged and the relative fair values of assets within each asset class.
Mortgage-Related Assets Segment

This segment is comprised of the remainder of the Company’s investments (including any related taxes and the economics of associated financing and hedging instruments).